Fair Value Measurements - Level 3 Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Contingent consideration
Total losses (gains) for the period:
Beginning Balance, liabilities	$ 45,076	$ 54,422
Included in results of operations	(3,423)	16,954
Foreign currency impact	3	(1)
Payments	(303)	(26,299)
Ending Balance, liabilities	41,353	45,076
Embedded conversion option
Total losses (gains) for the period:
Beginning Balance, liabilities	16,736	23,737
Included in results of operations	(3,185)	(7,001)
Foreign currency impact	0	0
Payments	0	0
Reclassification of embedded derivatives to equity	(13,551)
Ending Balance, liabilities	$ 0	$ 16,736